Consolidated Income Statements $ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares		Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) $ / shares		Jun. 30, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 $ / shares [4]	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 $ / shares [4]	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 $ / shares [4]
Profit or loss [abstract]
Net revenues	$ 848			$ 4,468			$ 8,808		$ 8,665		$ 7,586	[1]
Gaming tax	(336)			(1,757)			(3,421)		(3,430)		(2,925)	[2]
Employee benefit expenses	(554)			(651)			(1,292)		(1,238)		(1,193)	[2]
Depreciation and amortization	(338)			(364)			(706)		(655)		(676)	[2]
Inventories consumed	(11)			(50)			(97)		(99)		(98)	[2]
Other expenses and losses	(218)			(459)			(1,017)		(1,089)		(921)	[2]
Other expenses, gains and losses	(218)			(459)			(1,017)		(1,089)		(921)	[2]
Operating (loss) profit	(609)			1,187			2,275		2,154		1,773	[2]
Interest income	9			21			38		20		5	[2]
Interest expense, net of amounts capitalized	(116)			(147)			(280)		(225)		(153)	[2]
Loss on modification or early retirement of debt							0		(81)		0	[2]
(Loss) profit before income tax	(716)			1,061			2,033		1,868		1,625	[2]
Income tax (expense) benefit	0			6			0		7		(22)	[2]
(Loss) profit for the period attributable to equity holders of the Company	$ (716)			$ 1,067			$ 2,033		$ 1,875		$ 1,603	[2]
(Loss) earnings per share for (loss) profit attributable to equity holders of the Company
Basic (in US$ per share) | (per share)	$ (0.0885)	[3]	$ (0.6859)	$ 0.1320	[3]	$ 1.0316	$ 0.2514	$ 1.9579	$ 0.2321	$ 1.8175	$ 0.1986	[2]	$ 1.5522
Diluted (in US$ per share) | (per share)	$ (0.0885)	[3]	$ (0.6859)	$ 0.1319	[3]	$ 1.0308	$ 0.2513	$ 1.9571	$ 0.2319	$ 1.8159	$ 0.1985	[2]	$ 1.5514

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[3]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7504 (six months ended June 30, 2019: US$1.00 to HK$7.8152).
[4]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2017, 2018 and 2019 of US$1.00 to HK$7.8157, US$1.00 to HK$7.8306 and US$1.00 to HK$7.7879, respectively.